As filed with the Securities and Exchange Commission on July 29, 2025

Securities Act Registration No. 333-265972

Investment Company Act Registration No. 811-23812

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.______
☒	Post-Effective Amendment No. 70

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 71

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 303-226-4150

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On August 5, 2025, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 33 to its Registration Statement until August 5, 2025. Post-Effective Amendment No. 33 to the Trust’s Registration Statement relates to the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF and TrueShares Structured Outcome (December) ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, filed on February 14, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 29th day of July 2025.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bradley Swenson	President, Principal	July 29, 2025
Bradley Swenson	Executive Officer and Trustee

/s/ Nicholas Austin	Treasurer and Principal Financial Officer	July 29, 2025
Nicholas Austin	(Principal Accounting Officer)

Steve Norgaard*	Trustee
Kimberly Storms*	Trustee

*By:	/s/ Nicholas Adams
Name:	Nicholas Adams
Title:	Attorney-in-fact
Date:	July 29, 2025

*	Attorney-in-Fact – pursuant to Powers of Attorney as previously filed on June 10, 2025.